Income Taxes (Income tax expense) (Details) (USD $)	3 Months Ended							9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal										$ 348,588	$ 1,833,069	$ 380,143
State										91,108	267,904	164,491
Total Current Tax Expense										439,696	2,100,973	544,634
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal										266,784	192,051	784,814
State										(2,721)	10,144	10,936
Total Deferred Tax Expense										264,063	202,195	795,750
Total Income Tax Expense	$ 528,000	$ 756,000	$ 451,000	$ 480,000	$ 361,000	$ 293,000	$ 206,000	$ 1,852,584	$ 1,134,389	$ 703,759	$ 2,303,168	$ 1,340,384	$ 951,084